Common Stock Options (Details Narrative) - USD ($)						3 Months Ended	12 Months Ended
	Jan. 01, 2022	Dec. 01, 2021	Mar. 24, 2021	Aug. 03, 2020	May 09, 2011	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 29, 2022	Aug. 21, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant exercise price per share									$ 0.21
Creek Road Miners Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option granted								7,300,000
Class of warrant exercise price per share						$ 1.50
Weighted average remaining contractual term							2 years 1 month 6 days
Exercisable intrinsic value							$ 0	$ 3,641,063
Exercise option share							217,500	317,500
Cancelled options to purchase				86,466
Share based compensation unvested option shares								$ 8,925,000
Exercise option share value								$ 50,625
Common stock exercise price per share		$ 2.65					$ 0.42	$ 0.29
Stock option exercise term	5 years	5 years				5 years
Share based compensation description		such time as there is a VWAP equal to $2.50 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest; at such time as there is a VWAP equal to $3.00 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest; at such time as there is a VWAP equal to $3.50 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest; and at such time as there is a VWAP equal to $4.00 of the Company’s common stock when computed over 30 consecutive trading days, 25% of each Executive’s Options shall vest.
Creek Road Miners Inc [Member] | Directors and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option granted		7,000,000						7,300,000
Class of warrant exercise price per share											$ 0.25
Exercise option share								302,644
Fair value option of vesting period							$ 1,608,000
Fair value option vesting period								$ 9,726,950
Common Stock [Member] | Creek Road Miners Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant exercise price per share			$ 1.00							$ 1.50
Exercise option share							185,216	302,644
Cancelled options to purchase							7,175,000
Exercise option share value							$ 19	$ 30
Stock option exercise term			5 years
Common Stock [Member] | Creek Road Miners Inc [Member] | Directors and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise option share								317,500
Fair value option of vesting period								$ 17,850,000
Exercise option share value								$ 50,625
2020 Plan [Member] | Common Stock [Member] | Creek Road Miners Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option granted					500,000
2021 Plan [Member] | Common Stock [Member] | Creek Road Miners Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option granted		10,000,000
Stock option available for granted							10,000,000